Long-Term Investments (Details) - Schedule of Loss on Investment in Equity Securities - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Loss On Investment In Equity Securities Abstract
Share of equity method investee losses			$ (221,888)